Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
The provision for income taxes for the years ended December 31, consists of the following:

	2014	2013	2012
Current:
Federal	$1,397,872	$731,772	$1,487,108
State	239,772	21,902	210,840
Deferred:
Federal	(209,917)	1,372,228	345,392
State	32,889	330,098	51,660
	$1,460,616	$2,456,000	$2,095,000

Schedule of reconciliation of the federal statutory rate to the effective income tax rate
A reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

	2014	2013	2012

Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	3%	3%	2%
Tax exempt investment income	(9)%	(7)%	(7)%
Earnings from bank owned life insurance	(6)%	(2)%	(2)%
Other	—%	1%	—%
Effective tax rate expense	22%	29%	27%

Schedule of components of deferred income taxes included in other assets in the statements of condition
The components of deferred income taxes included in other assets in the statements of condition are approximately as follows:

	2014	2013
	Asset (Liability)
Allowance for loan losses	$1,283,000	$1,191,000
Deferred compensation	295,000	282,000
Investment security charges/adjustments	2,519,000	3,267,000
Pension benefits	244,000	82,000
Purchase accounting adjustments	48,000	17,000
Unrealized losses on securities available-for-sale	—	671,000
Start up costs	183,000	140,000
Unrealized losses on securities held-to-maturity	1,412,000	1,720,000
AMT credit	—	19,000
Accrued bonus	412,000	145,000
Stock compensation	232,000	183,000
subtotal deferred tax assets	6,628,000	7,717,000
Depreciation	(762,000)	(702,000)
Mortgage related fees	(378,000)	(392,000)
Intangible amortization	(1,129,000)	(1,076,000)
Prepaid expenses	(122,000)	(129,000)
Other	(237,000)	(35,000)
Unrealized gains on securities available-for-sale	(289,000)	—
subtotal deferred tax liability	(2,917,000)	(2,334,000)
Total deferred income tax asset, net	$3,711,000	$5,383,000